Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 5. Fair Value Measurements

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value as of June 30, 2026, and December 31, 2025 (in thousands):

June 30, 2026	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$-	$8,532	$-	$8,532
Derivative assets (liabilities) – long-term	-	(801)	-	(801)
Earnout liability – current	-	-	(10,841)	(10,841)
Earnout liability – long-term	-	-	(15,076)	(15,076)
Total	$-	$7,731	$(25,917)	$(18,186)

December 31, 2025	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$-	$5,349	$-	$5,349
Derivative assets (liabilities) – long-term	-	(4,669)	-	(4,669)
Total	$-	$680	$-	$680

Note 6—Fair Value Measurements

The Company’s ongoing operations expose it to changes in the market price for natural gas minerals. To mitigate the price risk associated with its operations, the Company uses commodity derivative financial instruments. From time to time, such instruments may include variable-to-fixed-price swaps, costless collars, fixed-price contracts, and other contractual arrangements. The Company does not enter into derivative instruments for speculative purposes.

Derivative instruments are recognized at fair value. If a right of offset exists under master netting arrangements and certain other criteria are met, derivative assets and liabilities with the same counterparty are netted on the consolidated balance sheets. The Company does not specifically designate derivative instruments as fair value or cash flow derivatives, even though they reduce its exposure to changes in natural gas mineral prices; therefore, gains and losses arising from changes in the fair value of the derivative instruments are recognized on a net basis in the accompanying consolidated statements of operations within gain (loss) on commodity derivative instruments.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at a specified measurement date. Fair value measurements are derived using inputs and assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. GAAP establishes a valuation hierarchy for disclosure of the inputs used to measure fair value. This three-tier hierarchy classifies fair value amounts recognized or disclosed in the consolidated financial statements based on the observability of inputs used to estimate such fair values. The classification within the hierarchy of an asset or liability is determined based on the lowest level input that is significant to the fair value measurement. The hierarchy considers fair value amounts based on observable inputs (Levels 1 and 2) to be more reliable and predictable than those based primarily on unobservable inputs (Level 3). At each balance sheet reporting date, the Company categorizes its assets and liabilities recorded at fair value using this hierarchy.

The amounts reported in the balance sheet for cash equivalents, accounts receivable, accounts payable, and accrued liabilities approximate their fair value because of the short-term maturities of these instruments. The Company’s commodity derivative instruments are classified within Level 2. The fair values of the Company’s commodity derivative instruments are based upon inputs that are either readily available in the public market, such as natural gas futures prices, volatility factors and discount rates, or can be corroborated from active markets. The Company’s asset retirement obligations are based upon significant unobservable, entity-specific data, such as the Company’s own forecasts of future cash outflows for asset retirement and therefore are classified within Level 3.

Certain nonfinancial assets and liabilities, such as assets and liabilities acquired in a business combination, are measured at fair value on a nonrecurring basis on the acquisition date and are subject to fair value adjustments under certain circumstances. Inputs used to determine such fair values are primarily based upon internally developed engineering and geology models, publicly available drilling disclosures, a risk-adjusted discount rate, and publicly available data regarding mineral transactions consummated by other buyers and sellers (Level 3).

Mineral assets not acquired through a business combination are measured at fair value on a nonrecurring basis on the acquisition date. The original purchase price of mineral assets is allocated between proved and unproved properties based on the estimated relative fair values. Inputs used to determine such fair values are primarily based upon internally developed engineering and geology models, publicly available drilling disclosures, a risk-adjusted discount rate, and publicly available data regarding mineral transactions consummated by other buyers and sellers (Level 3).

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value as of December 31, 2025 and 2024 (in thousands):

December 31, 2025	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$—	$5,349	$—	$5,349
Derivative assets (liabilities) – long-term	—	(4,669)	—	(4,669)
Total	$—	$680	$—	$680

December 31, 2024	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$—	$153	$—	$153
Derivative assets (liabilities) – long-term	—	(6,439)	—	(6,439)
Total	$—	$(6,286)	$—	$(6,286)